Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable - Net (Details) - Convertible Notes Payable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable - Net (Details) [Line Items]
Convertible Notes Payable	$ 828,344
Proceeds (face amount of note)	305,000	$ 1,307,857
Reclassfiications	(640,000)
Original issue debt discount	(65,000)	(552,857)
Debt discount–-beneficial conversion feature		(75,000)
Amortization of debt discount	469,514	138,871
Conversion of notes payable to common stock	(797,858)	9,473
Convertible Notes Payable	$ 100,000	$ 828,344